Prepayment for Purchase of a Property	12 Months Ended
Sep. 30, 2021
Prepayment For Purchase Of A Property [Abstract]
PREPAYMENT FOR PURCHASE OF A PROPERTY

NOTE 11 — PREPAYMENT FOR PURCHASE OF A PROPERTY

On May 6, 2021, the Company entered into a real estate property purchase agreement with related party Jiangxi Yueshang Investment Co., Ltd. (“Jiangxi Yueshang”), the Company’s CEO Mr. Gang Lai owns 5% equity interest in this entity, pursuant to the purchase agreement, Jiangxi Yueshang will sell and the Company will purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB 32 million (approximately $4.95 million). Pursuant to the agreement, the Company is required to make 50% prepayment, with remaining 20% payable when certificate of occupancy is available and 30% payable upon delivery of the property.

As of September 30, 2021, the Company has made prepayment of RMB 16 million ($2,476,800) to Jiangxi Yueshang. The remaining balance is expected to be paid by August, 2024. Since the property is located at urban downtown of Ji’an City, the Company plans to use the property as offices in late 2024.